Condensed consolidating financial information for bonds issued	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Condensed consolidating financial information for bonds issued

32. Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors

WPP Finance 2010 has in issue $500 million of 3.625% bonds due September 2022, $300 million of 5.125% bonds due September 2042 and $812 million of 4.75% bonds due November 2021 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited and WPP Jubilee Limited as subsidiary guarantors.

The issuer and guarantors of the bonds (issuer and subsidiary guarantors are 100% owned by WPP plc) are each subject to the reporting requirements under section 15(d) of the Securities Exchange Act of 1934. In accordance with SEC Regulation S-X Rule 3-10, condensed consolidating financial information containing financial information for WPP Finance 2010 and the guarantors is presented. Condensed consolidating financial information is prepared in accordance with IFRS as issued by the IASB. In the parent company, subsidiary issuer and subsidiary guarantors columns investments in subsidiaries are accounted for under the equity method of accounting. Under the equity method, earnings of subsidiaries are reflected as “share of results of subsidiaries” in the income statement and as “investment in subsidiaries” in the balance sheet, as required by the SEC.

In the event that WPP Finance 2010 fails to pay the holders of the securities, thereby requiring WPP plc, WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited or WPP Jubilee Limited to make payment pursuant to the terms of their full and unconditional, and joint and several guarantee of those securities, there is no impediment to WPP plc, WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited or WPP Jubilee Limited obtaining reimbursement for any such payments from WPP Finance 2010.

Condensed consolidating income statement

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,265.4	—	15,265.4
Costs of services	—	—	—	(12,090.2)	—	(12,090.2)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

For the year ended 31 December 2016, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	14,388.9	—	14,388.9
Costs of services	—	—	—	(11,348.1)	—	(11,348.1)
Gross profit	—	—	—	3,040.8	—	3,040.8
General and administrative costs	13.8	(828.2)	(0.1)	(163.2)	—	(977.7)
Operating profit/(loss)	13.8	(828.2)	(0.1)	2,877.6	—	2,063.1
Share of results of subsidiaries	1,497.4	2,518.2	—	—	(4,015.6)	—
Share of results of associates	—	—	—	49.8	—	49.8
Profit/(loss) before interest and taxation	1,511.2	1,690.0	(0.1)	2,927.4	(4,015.6)	2,112.9
Finance income	—	28.8	121.1	231.9	(301.4)	80.4
Finance costs	(102.5)	(222.1)	(98.8)	(132.5)	301.4	(254.5)
Revaluation of financial instruments	(8.6)	—	7.0	(46.7)	—	(48.3)
Profit before taxation	1,400.1	1,496.7	29.2	2,980.1	(4,015.6)	1,890.5
Taxation	—	0.7	—	(389.6)	—	(388.9)
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Attributable to:
Equity holders of the parent	1,400.1	1,497.4	29.2	2,489.0	(4,015.6)	1,400.1
Non-controlling interests	—	—	—	101.5	—	101.5
	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6

Notes

[1]	Prior year figures have been re-presented as described in the accounting policies.

Condensed consolidating income statement (continued)

For the year ended 31 December 2015, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	12,235.2	—	12,235.2
Costs of services	—	—	—	(9,709.1)	—	(9,709.1)
Gross profit	—	—	—	2,526.1	—	2,526.1
General and administrative costs	10.6	(83.0)	(0.1)	(821.6)	—	(894.1)
Operating profit/(loss)	10.6	(83.0)	(0.1)	1,704.5	—	1,632.0
Share of results of subsidiaries	1,298.5	1,507.3	—	—	(2,805.8)	—
Share of results of associates	—	—	—	47.0	—	47.0
Profit/(loss) before interest and taxation	1,309.1	1,424.3	(0.1)	1,751.5	(2,805.8)	1,679.0
Finance income	1.2	32.0	88.4	166.0	(215.2)	72.4
Finance costs	(146.1)	(161.6)	(87.4)	(44.2)	215.2	(224.1)
Revaluation of financial instruments	(4.0)	—	—	(30.7)	—	(34.7)
Profit before taxation	1,160.2	1,294.7	0.9	1,842.6	(2,805.8)	1,492.6
Taxation	—	3.8	—	(251.3)	—	(247.5)
Profit for the year	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1
Attributable to:
Equity holders of the parent	1,160.2	1,298.5	0.9	1,506.4	(2,805.8)	1,160.2
Non-controlling interests	—	—	—	84.9	—	84.9
	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1

Notes

[1]	Prior year figures have been re-presented as described in the accounting policies.

Condensed consolidating statement of comprehensive income

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6
Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	1,309.9	1,309.9	(1.2)	1,379.2	(2,619.8)	1,378.0
Loss on revaluation of available for sale investments	(93.1)	(93.1)	—	(93.1)	186.2	(93.1)
	1,216.8	1,216.8	(1.2)	1,286.1	(2,433.6)	1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans	(15.9)	(15.9)	—	(15.9)	31.8	(15.9)
Deferred tax on defined benefit pension plans	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(16.3)	(16.3)	—	(16.3)	32.6	(16.3)
Other comprehensive income/(loss) for the year	1,200.5	1,200.5	(1.2)	1,269.8	(2,401.0)	1,268.6
Total comprehensive income for the year	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2
Attributable to:
Equity holders of the parent	2,600.6	2,697.9	28.0	3,690.7	(6,416.6)	2,600.6
Non-controlling interests	—	—	—	169.6	—	169.6
	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2

Condensed consolidating statement of comprehensive income (continued)

For the year ended 31 December 2015, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(272.9)	(272.9)	(0.9)	(275.0)	545.8	(275.9)
Gain on revaluation of available for sale investments	206.0	206.0	—	206.0	(412.0)	206.0
	(66.9)	(66.9)	(0.9)	(69.0)	133.8	(69.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	33.5	33.5	—	33.5	(67.0)	33.5
Deferred tax on defined benefit pension plans	(5.2)	(5.2)	—	(5.2)	10.4	(5.2)
	28.3	28.3	—	28.3	(56.6)	28.3
Other comprehensive loss for the year	(38.6)	(38.6)	(0.9)	(40.7)	77.2	(41.6)
Total comprehensive income for the year	1,121.6	1,259.9	—	1,550.6	(2,728.6)	1,203.5
Attributable to:
Equity holders of the parent	1,121.6	1,259.9	—	1,468.7	(2,728.6)	1,121.6
Non-controlling interests	—	—	—	81.9	—	81.9
	1,121.6	1,259.9	—	1,550.6	(2,728.6)	1,203.5

Condensed consolidating cash flow statement

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions and disposals	—	—	—	(181.5)	—	(181.5)
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	963.1	1,002.2	65.5	(257.0)	—	1,773.8
Investing activities
Acquisitions and disposals	—	—	—	(638.8)	—	(638.8)
Purchases of property, plant and equipment	—	(1.1)	—	(251.0)	—	(252.1)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(33.0)	—	(33.0)
Proceeds on disposal of property, plant and equipment	—	—	—	7.7	—	7.7
Net cash outflow from investing activities	—	(1.1)	—	(915.1)	—	(916.2)
Financing activities
Share option proceeds	27.2	—	—	—	—	27.2
Cash consideration for non-controlling interests	—	(1.3)	—	(57.0)	—	(58.3)
Share repurchases and buy-backs	(274.5)	—	—	(152.9)	—	(427.4)
Net (decrease)/increase in borrowings	(392.1)	—	—	369.6	—	(22.5)
Financing and share issue costs	—	—	—	(6.4)	—	(6.4)
Equity dividends paid	(616.5)	—	—	—	—	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(89.6)	—	(89.6)
Net cash (outflow)/inflow from financing activities	(1,255.9)	(1.3)	—	63.7	—	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	(292.8)	999.8	65.5	(1,108.4)	—	(335.9)
Translation of cash and cash equivalents	(5.7)	(154.6)	(13.1)	465.3	—	291.9
Cash and cash equivalents at beginning of year	(926.5)	(2,468.9)	(67.5)	5,409.5	—	1,946.6
Cash and cash equivalents at end of year	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6

Condensed consolidating cash flow statement (continued)

For the year ended 31 December 2015, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	983.6	(658.3)	(5.6)	1,040.2	—	1,359.9
Investing activities
Acquisitions and disposals	—	(16.9)	—	(652.6)	—	(669.5)
Purchases of property, plant and equipment	—	(2.0)	—	(208.3)	—	(210.3)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(36.1)	—	(36.1)
Proceeds on disposal of property, plant and equipment	—	—	—	13.4	—	13.4
Net cash outflow from investing activities	—	(18.9)	—	(883.6)	—	(902.5)
Financing activities
Share option proceeds	27.6	—	—	—	—	27.6
Cash consideration for non-controlling interests	—	—	—	(23.6)	—	(23.6)
Share repurchases and buy-backs	(406.0)	—	—	(181.6)	—	(587.6)
Net increase/(decrease) in borrowings	(13.7)	—	—	505.7	—	492.0
Financing and share issue costs	—	—	—	(11.4)	—	(11.4)
Equity dividends paid	(545.8)	—	—	—	—	(545.8)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(55.2)	—	(55.2)
Net cash (outflow)/inflow from financing activities	(937.9)	—	—	233.9	—	(704.0)
Net (decrease)/increase in cash and cash equivalents	45.7	(677.2)	(5.6)	390.5	—	(246.6)
Translation of cash and cash equivalents	10.4	2.3	(3.3)	(63.8)	—	(54.4)
Cash and cash equivalents at beginning of year	(982.6)	(1,794.0)	(58.6)	5,082.8	—	2,247.6
Cash and cash equivalents at end of year	(926.5)	(2,468.9)	(67.5)	5,409.5	—	1,946.6

Condensed consolidating balance sheet

At 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,644.0	27,921.2	—	—	(42,565.2)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables	—	203.3	2,078.3	10,189.5	(12,471.1)	—
	14,644.0	28,141.0	2,079.9	28,677.4	(55,036.3)	18,506.0
Current assets
Inventory and work in progress	—	—	—	424.3	—	424.3
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	11,654.6	—	12,112.3
Intercompany receivables	1,661.4	1,713.8	65.7	2,728.6	(6,169.5)	—
Cash and short-term deposits	—	235.0	—	6,683.5	(4,527.1)	2,391.4
	1,661.7	2,406.1	65.8	21,725.7	(10,696.6)	15,162.7
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables	(2,808.3)	(3,240.0)	—	(121.2)	6,169.5	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(5,225.7)	(47.0)	(15,485.5)	10,696.6	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(2,819.6)	18.8	6,240.2	—	(351.8)
Total assets less current liabilities	10,852.8	25,321.4	2,098.7	34,917.6	(55,036.3)	18,154.2
Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables	(1,359.6)	(10,677.4)	—	(434.1)	12,471.1	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(10,677.4)	(2,087.1)	(6,539.2)	12,471.1	(8,192.2)
Net assets	9,493.2	14,644.0	11.6	28,378.4	(42,565.2)	9,962.0
Attributable to:
Equity share owners’ funds	9,493.2	14,644.0	11.6	27,909.6	(42,565.2)	9,493.2
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,493.2	14,644.0	11.6	28,378.4	(42,565.2)	9,962.0

Condensed consolidating balance sheet (continued)

At 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,214.3	—	13,214.3
Other	—	—	—	2,217.3	—	2,217.3
Property, plant and equipment	—	7.1	—	961.6	—	968.7
Investment in subsidiaries	13,356.0	24,162.9	—	—	(37,518.9)	—
Interests in associates and joint ventures	—	—	—	1,069.4	—	1,069.4
Other investments	—	—	—	1,310.3	—	1,310.3
Deferred tax assets	—	—	—	140.4	—	140.4
Trade and other receivables	—	—	7.0	197.9	—	204.9
Intercompany receivables	—	238.9	2,276.8	7,626.3	(10,142.0)	—
	13,356.0	24,408.9	2,283.8	26,737.5	(47,660.9)	19,125.3
Current assets
Inventory and work in progress	—	—	—	400.4	—	400.4
Corporate income tax recoverable	—	—	—	231.2	—	231.2
Trade and other receivables	11.5	377.9	0.1	11,985.0	—	12,374.5
Intercompany receivables	1,628.7	1,690.2	45.9	2,651.1	(6,015.9)	—
Cash and short-term deposits	13.7	151.8	—	5,300.5	(3,029.1)	2,436.9
	1,653.9	2,219.9	46.0	20,568.2	(9,045.0)	15,443.0
Current liabilities
Trade and other payables	(21.0)	(69.5)	(21.3)	(14,898.6)	—	(15,010.4)
Intercompany payables	(2,659.2)	(3,141.1)	—	(215.6)	6,015.9	—
Corporate income tax payable	—	—	—	(752.3)	—	(752.3)
Bank overdrafts, bonds and bank loans	(1,641.8)	(1,775.5)	(15.1)	(599.2)	3,029.1	(1,002.5)
	(4,322.0)	(4,986.1)	(36.4)	(16,465.7)	9,045.0	(16,765.2)
Net current (liabilities)/assets	(2,668.1)	(2,766.2)	9.6	4,102.5	—	(1,322.2)
Total assets less current liabilities	10,687.9	21,642.7	2,293.4	30,840.0	(47,660.9)	17,803.1
Non-current liabilities
Bonds and bank loans	—	—	(2,282.9)	(3,282.0)	—	(5,564.9)
Trade and other payables	—	—	—	(1,273.8)	—	(1,273.8)
Intercompany payables	(1,363.4)	(8,286.7)	—	(491.9)	10,142.0	—
Deferred tax liabilities	—	—	—	(692.4)	—	(692.4)
Provision for post-employment benefits	—	—	—	(276.5)	—	(276.5)
Provisions for liabilities and charges	—	—	—	(227.9)	—	(227.9)
	(1,363.4)	(8,286.7)	(2,282.9)	(6,244.5)	10,142.0	(8,035.5)
Net assets	9,324.5	13,356.0	10.5	24,595.5	(37,518.9)	9,767.6
Attributable to:
Equity share owners’ funds	9,324.5	13,356.0	10.5	24,152.4	(37,518.9)	9,324.5
Non-controlling interests	—	—	—	443.1	—	443.1
Total equity	9,324.5	13,356.0	10.5	24,595.5	(37,518.9)	9,767.6

33.    Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors

WPP Finance 2010 has in issue $750 million of 3.750% bonds due September 2024 and $500 million of 5.625% bonds due November 2043, with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors.

The issuer and guarantors of the bonds (issuer and subsidiary guarantors are 100% owned by WPP plc) are each subject to the reporting requirements under section 15(d) of the Securities Exchange Act of 1934. In accordance with SEC Regulation S-X Rule 3-10, condensed consolidating financial information containing financial information for WPP Finance 2010 and the guarantors is presented. Condensed consolidating financial information is prepared in accordance with IFRS as issued by the IASB. In the parent company, subsidiary issuer and subsidiary guarantors columns investments in subsidiaries are accounted for under the equity method of accounting. Under the equity method, earnings of subsidiaries are reflected as “share of results of subsidiaries” in the income statement and as “investment in subsidiaries” in the balance sheet, as required by the SEC.

In the event that WPP Finance 2010 fails to pay the holders of the securities, thereby requiring WPP plc, WPP Jubilee Limited or WPP 2005 Limited to make payment pursuant to the terms of their full and unconditional, and joint and several guarantee of those securities, there is no impediment to WPP plc, WPP Jubilee Limited or WPP 2005 Limited obtaining reimbursement for any such payments from WPP Finance 2010.

Condensed consolidating income statement

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,265.4	—	15,265.4
Costs of services	—	—	—	(12,090.2)	—	(12,090.2)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

For the year ended 31 December 2016, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	14,388.9	—	14,388.9
Costs of services	—	—	—	(11,348.1)	—	(11,348.1)
Gross profit	—	—	—	3,040.8	—	3,040.8
General and administrative costs	13.8	(828.2)	(0.1)	(163.2)	—	(977.7)
Operating profit/(loss)	13.8	(828.2)	(0.1)	2,877.6	—	2,063.1
Share of results of subsidiaries	1,497.4	2,518.2	—	—	(4,015.6)	—
Share of results of associates	—	—	—	49.8	—	49.8
Profit/(loss) before interest and taxation	1,511.2	1,690.0	(0.1)	2,927.4	(4,015.6)	2,112.9
Finance income	—	28.8	121.1	231.9	(301.4)	80.4
Finance costs	(102.5)	(222.1)	(98.8)	(132.5)	301.4	(254.5)
Revaluation of financial instruments	(8.6)	—	7.0	(46.7)	—	(48.3)
Profit before taxation	1,400.1	1,496.7	29.2	2,980.1	(4,015.6)	1,890.5
Taxation	—	0.7	—	(389.6)	—	(388.9)
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Attributable to:
Equity holders of the parent	1,400.1	1,497.4	29.2	2,489.0	(4,015.6)	1,400.1
Non-controlling interests	—	—	—	101.5	—	101.5
	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6

Notes

[1]	Prior year figures have been re-presented as described in the accounting policies.

Condensed consolidating income statement (continued)

For the year ended 31 December 2015, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	12,235.2	—	12,235.2
Costs of services	—	—	—	(9,709.1)	—	(9,709.1)
Gross profit	—	—	—	2,526.1	—	2,526.1
General and administrative costs	10.6	(83.0)	(0.1)	(821.6)	—	(894.1)
Operating profit/(loss)	10.6	(83.0)	(0.1)	1,704.5	—	1,632.0
Share of results of subsidiaries	1,298.5	1,507.3	—	—	(2,805.8)	—
Share of results of associates	—	—	—	47.0	—	47.0
Profit/(loss) before interest and taxation	1,309.1	1,424.3	(0.1)	1,751.5	(2,805.8)	1,679.0
Finance income	1.2	32.0	88.4	166.0	(215.2)	72.4
Finance costs	(146.1)	(161.6)	(87.4)	(44.2)	215.2	(224.1)
Revaluation of financial instruments	(4.0)	—	—	(30.7)	—	(34.7)
Profit before taxation	1,160.2	1,294.7	0.9	1,842.6	(2,805.8)	1,492.6
Taxation	—	3.8	—	(251.3)	—	(247.5)
Profit for the year	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1
Attributable to:
Equity holders of the parent	1,160.2	1,298.5	0.9	1,506.4	(2,805.8)	1,160.2
Non-controlling interests	—	—	—	84.9	—	84.9
	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1

Notes

[1] Prior year figures have been re-presented as described in the accounting policies.

Condensed consolidating statement of comprehensive income

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6
Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,400.1	1,497.4	29.2	2,590.5	(4,015.6)	1,501.6
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	1,309.9	1,309.9	(1.2)	1,379.2	(2,619.8)	1,378.0
Loss on revaluation of available for sale investments	(93.1)	(93.1)	—	(93.1)	186.2	(93.1)
	1,216.8	1,216.8	(1.2)	1,286.1	(2,433.6)	1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit pension plans	(15.9)	(15.9)	—	(15.9)	31.8	(15.9)
Deferred tax on defined benefit pension plans	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(16.3)	(16.3)	—	(16.3)	32.6	(16.3)
Other comprehensive income/(loss) for the year	1,200.5	1,200.5	(1.2)	1,269.8	(2,401.0)	1,268.6
Total comprehensive income for the year	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2
Attributable to:
Equity holders of the parent	2,600.6	2,697.9	28.0	3,690.7	(6,416.6)	2,600.6
Non-controlling interests	—	—	—	169.6	—	169.6
	2,600.6	2,697.9	28.0	3,860.3	(6,416.6)	2,770.2

Condensed consolidating statement of comprehensive income (continued)

For the year ended 31 December 2015, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,160.2	1,298.5	0.9	1,591.3	(2,805.8)	1,245.1
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(272.9)	(272.9)	(0.9)	(275.0)	545.8	(275.9)
Gain on revaluation of available for sale investments	206.0	206.0	—	206.0	(412.0)	206.0
	(66.9)	(66.9)	(0.9)	(69.0)	133.8	(69.9)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	33.5	33.5	—	33.5	(67.0)	33.5
Deferred tax on defined benefit pension plans	(5.2)	(5.2)	—	(5.2)	10.4	(5.2)
	28.3	28.3	—	28.3	(56.6)	28.3
Other comprehensive loss for the year	(38.6)	(38.6)	(0.9)	(40.7)	77.2	(41.6)
Total comprehensive income for the year	1,121.6	1,259.9	—	1,550.6	(2,728.6)	1,203.5
Attributable to:
Equity holders of the parent	1,121.6	1,259.9	—	1,468.7	(2,728.6)	1,121.6
Non-controlling interests	—	—	—	81.9	—	81.9
	1,121.6	1,259.9	—	1,550.6	(2,728.6)	1,203.5

Condensed consolidating cash flow statement

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions and disposals	—	—	—	(181.5)	—	(181.5)
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2

For the year ended 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	963.1	1,002.2	65.5	(257.0)	—	1,773.8
Investing activities
Acquisitions and disposals	—	—	—	(638.8)	—	(638.8)
Purchases of property, plant and equipment	—	(1.1)	—	(251.0)	—	(252.1)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(33.0)	—	(33.0)
Proceeds on disposal of property, plant and equipment	—	—	—	7.7	—	7.7
Net cash outflow from investing activities	—	(1.1)	—	(915.1)	—	(916.2)
Financing activities
Share option proceeds	27.2	—	—	—	—	27.2
Cash consideration for non-controlling interests	—	(1.3)	—	(57.0)	—	(58.3)
Share repurchases and buy-backs	(274.5)	—	—	(152.9)	—	(427.4)
Net (decrease)/increase in borrowings	(392.1)	—	—	369.6	—	(22.5)
Financing and share issue costs	—	—	—	(6.4)	—	(6.4)
Equity dividends paid	(616.5)	—	—	—	—	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(89.6)	—	(89.6)
Net cash (outflow)/inflow from financing activities	(1,255.9)	(1.3)	—	63.7	—	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	(292.8)	999.8	65.5	(1,108.4)	—	(335.9)
Translation of cash and cash equivalents	(5.7)	(154.6)	(13.1)	465.3	—	291.9
Cash and cash equivalents at beginning of year	(926.5)	(2,472.7)	(67.5)	5,413.3	—	1,946.6
Cash and cash equivalents at end of year	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6

Condensed consolidating cash flow statement (continued)

For the year ended 31 December 2015, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	983.6	(658.3)	(5.6)	1,040.2	—	1,359.9
Investing activities
Acquisitions and disposals	—	(16.9)	—	(652.6)	—	(669.5)
Purchases of property, plant and equipment	—	(2.0)	—	(208.3)	—	(210.3)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(36.1)	—	(36.1)
Proceeds on disposal of property, plant and equipment	—	—	—	13.4	—	13.4
Net cash outflow from investing activities	—	(18.9)	—	(883.6)	—	(902.5)
Financing activities
Share option proceeds	27.6	—	—	—	—	27.6
Cash consideration for non-controlling interests	—	—	—	(23.6)	—	(23.6)
Share repurchases and buy-backs	(406.0)	—	—	(181.6)	—	(587.6)
Net increase/(decrease) in borrowings	(13.7)	—	—	505.7	—	492.0
Financing and share issue costs	—	—	—	(11.4)	—	(11.4)
Equity dividends paid	(545.8)	—	—	—	—	(545.8)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(55.2)	—	(55.2)
Net cash (outflow)/inflow from financing activities	(937.9)	—	—	233.9	—	(704.0)
Net (decrease)/increase in cash and cash equivalents	45.7	(677.2)	(5.6)	390.5	—	(246.6)
Translation of cash and cash equivalents	10.4	2.2	(3.3)	(63.7)	—	(54.4)
Cash and cash equivalents at beginning of year	(982.6)	(1,797.7)	(58.6)	5,086.5	—	2,247.6
Cash and cash equivalents at end of year	(926.5)	(2,472.7)	(67.5)	5,413.3	—	1,946.6

Condensed consolidating balance sheet

At 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,644.0	27,752.6	—	—	(42,396.6)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables	—	203.3	2,078.3	10,189.5	(12,471.1)	—
	14,644.0	27,972.4	2,079.9	28,677.4	(54,867.7)	18,506.0
Current assets
Inventory and work in progress	—	—	—	424.3	—	424.3
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	11,654.6	—	12,112.3
Intercompany receivables	1,661.4	1,713.8	65.7	2,728.5	(6,169.4)	—
Cash and short-term deposits	—	231.2	—	6,687.3	(4,527.1)	2,391.4
	1,661.7	2,402.3	65.8	21,729.4	(10,696.5)	15,162.7
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables	(2,808.3)	(3,067.6)	—	(293.5)	6,169.4	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(5,053.3)	(47.0)	(15,657.8)	10,696.5	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(2,651.0)	18.8	6,071.6	—	(351.8)
Total assets less current liabilities	10,852.8	25,321.4	2,098.7	34,749.0	(54,867.7)	18,154.2
Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables	(1,359.6)	(10,677.4)	—	(434.1)	12,471.1	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(10,677.4)	(2,087.1)	(6,539.2)	12,471.1	(8,192.2)
Net assets	9,493.2	14,644.0	11.6	28,209.8	(42,396.6)	9,962.0
Attributable to:
Equity share owners’ funds	9,493.2	14,644.0	11.6	27,741.0	(42,396.6)	9,493.2
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,493.2	14,644.0	11.6	28,209.8	(42,396.6)	9,962.0

Condensed consolidating balance sheet (continued)

At 31 December 2016, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,214.3	—	13,214.3
Other	—	—	—	2,217.3	—	2,217.3
Property, plant and equipment	—	7.1	—	961.6	—	968.7
Investment in subsidiaries	13,356.0	23,994.3	—	—	(37,350.3)	—
Interests in associates and joint ventures	—	—	—	1,069.4	—	1,069.4
Other investments	—	—	—	1,310.3	—	1,310.3
Deferred tax assets	—	—	—	140.4	—	140.4
Trade and other receivables	—	—	7.0	197.9	—	204.9
Intercompany receivables	—	238.9	2,276.8	7,626.3	(10,142.0)	—
	13,356.0	24,240.3	2,283.8	26,737.5	(47,492.3)	19,125.3
Current assets
Inventory and work in progress	—	—	—	400.4	—	400.4
Corporate income tax recoverable	—	—	—	231.2	—	231.2
Trade and other receivables	11.5	377.9	0.1	11,985.0	—	12,374.5
Intercompany receivables	1,628.7	1,690.2	45.9	2,651.1	(6,015.9)	—
Cash and short-term deposits	13.7	148.0	—	5,304.3	(3,029.1)	2,436.9
	1,653.9	2,216.1	46.0	20,572.0	(9,045.0)	15,443.0
Current liabilities
Trade and other payables	(21.0)	(69.5)	(21.3)	(14,898.6)	—	(15,010.4)
Intercompany payables	(2,659.2)	(2,968.7)	—	(388.0)	6,015.9	—
Corporate income tax payable	—	—	—	(752.3)	—	(752.3)
Bank overdrafts, bonds and bank loans	(1,641.8)	(1,775.5)	(15.1)	(599.2)	3,029.1	(1,002.5)
	(4,322.0)	(4,813.7)	(36.4)	(16,638.1)	9,045.0	(16,765.2)
Net current (liabilities)/assets	(2,668.1)	(2,597.6)	9.6	3,933.9	—	(1,322.2)
Total assets less current liabilities	10,687.9	21,642.7	2,293.4	30,671.4	(47,492.3)	17,803.1
Non-current liabilities
Bonds and bank loans	—	—	(2,282.9)	(3,282.0)	—	(5,564.9)
Trade and other payables	—	—	—	(1,273.8)	—	(1,273.8)
Intercompany payables	(1,363.4)	(8,286.7)	—	(491.9)	10,142.0	—
Deferred tax liabilities	—	—	—	(692.4)	—	(692.4)
Provision for post-employment benefits	—	—	—	(276.5)	—	(276.5)
Provisions for liabilities and charges	—	—	—	(227.9)	—	(227.9)
	(1,363.4)	(8,286.7)	(2,282.9)	(6,244.5)	10,142.0	(8,035.5)
Net assets	9,324.5	13,356.0	10.5	24,426.9	(37,350.3)	9,767.6
Attributable to:
Equity share owners’ funds	9,324.5	13,356.0	10.5	23,983.8	(37,350.3)	9,324.5
Non-controlling interests	—	—	—	443.1	—	443.1
Total equity	9,324.5	13,356.0	10.5	24,426.9	(37,350.3)	9,767.6